Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Sales and Marketing Expenses [Abstract]
Schedule of Sales and Marketing Expenses
	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Salaries and related expenses	3,535	2,443
Share based payments	555	51
Consultants	540	336
Travel and Conferences	412	162
Rent and office maintenance	116	—
Other	538	324
	5,696	3,316